Provisions - Development of Total Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Balance at beginning of period	€ 57,281	€ 62,579
Business combination	1,259
Consumption	25,837	38,241
Release	7,960	11,478
Foreign exchange	(2,600)	1,291
Additions	48,694	43,130
Balance at end of period	70,837	57,281
Other personnel expenses
Provisions
Balance at beginning of period	36,012	37,005
Business combination	419
Consumption	23,105	33,018
Release	3,374	3,644
Foreign exchange	(2,525)	636
Additions	41,272	35,033
Balance at end of period	48,699	36,012
Pensions
Provisions
Balance at beginning of period	14,428	14,441
Business combination	553
Consumption	1,629	463
Release	1,404	813
Foreign exchange	(12)
Additions	2,325	1,263
Balance at end of period	14,261	14,428
Other provisions
Provisions
Balance at beginning of period	6,841	11,133
Business combination	287
Consumption	1,103	4,760
Release	3,182	7,021
Foreign exchange	(63)	655
Additions	5,097	6,834
Balance at end of period	€ 7,877	€ 6,841